Net revenues	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Net revenues

4.	Net revenues
Net revenues were as follows:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	€183,230	€173,718	€144,559
Other services provided	4,018	3,786	3,112
Construction contract revenues	709	779	602
Lease installments from assets sold with a buy-back commitment	896	849	994
Interest income of financial services activities	691	460	152
Total Net revenues	€189,544	€179,592	€149,419
Net revenues by geographical area were as follows:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Net revenues in:
North America(1)	€88,466	€87,283	€68,885
France	18,079	16,365	15,421
Brazil	13,742	11,363	7,607
Italy	11,790	10,840	10,065
Germany	10,467	9,046	7,891
United Kingdom	8,380	7,348	6,106
Turkey	6,187	3,110	2,294
Spain	5,147	5,307	4,428
Belgium	2,533	2,552	2,214
Netherlands	1,577	1,376	1,192
Argentina	1,524	2,735	1,961
Japan	1,377	1,152	1,174
Portugal	1,335	1,138	917
Poland	1,204	1,230	1,273
China	1,141	1,811	2,013
Algeria	1,079	277	192
Switzerland	930	763	1,160
Austria	812	801	1,085
Other countries	13,774	15,095	13,541
Total Net revenues	€189,544	€179,592	€149,419
______________________________________________________________________________________________________________________________
(1) Refers to the geographical area and not our North America reporting segment
Net revenues attributed by segment for the years ended December 31, 2023, 2022 and 2021 were as follows:

2023	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Total
	(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	€85,238	€63,961	€10,487	€15,638	€3,463	€2,276	€2,167	€183,230
Other services provided	1,260	1,587	73	510	63	59	466	4,018
Construction contract revenues	—	—	—	—	—	—	709	709
Revenues from goods and services	86,498	65,548	10,560	16,148	3,526	2,335	3,342	187,957

Lease installments from assets sold with a buy-back commitment	—	896	—	—	—	—	—	896
Interest income from financial services activities	—	—	—	—	—	—	691	691
Total Net revenues	€86,498	€66,444	€10,560	€16,148	€3,526	€2,335	€4,033	€189,544

2022	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Total
	(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	€84,239	€60,769	€6,399	€15,178	€4,455	€2,271	€407	€173,718
Other services provided	1,234	1,609	54	462	45	51	331	3,786
Construction contract revenues	—	—	—	—	—	—	779	779
Revenues from goods and services	85,473	62,378	6,453	15,640	4,500	2,322	1,517	178,283

Lease installments from assets sold with a buy- back commitment	1	848	—	—	—	—	—	849
Interest income from financial services activities	—	—	—	—	—	—	460	460
Total Net revenues	€85,474	€63,226	€6,453	€15,640	€4,500	€2,322	€1,977	€179,592

2021	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Total
	(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	€66,618	€56,315	€5,088	€10,191	€3,868	€1,962	€517	€144,559
Other services provided	1,072	1,309	77	283	56	40	275	3,112
Construction contract revenues	—	—	—	—	—	—	602	602
Revenues from goods and services	67,690	57,624	5,165	10,474	3,924	2,002	1,394	148,273

Lease installments from assets sold with a buy-back commitment	16	978	—	—	—	—	—	994
Interest income from financial services activities	—	—	—	—	—	—	152	152
Total Net revenues	€67,706	€58,602	€5,165	€10,474	€3,924	€2,002	€1,546	€149,419
The Company recognized a net decrease in Net revenues of €119 million during the year ended December 31, 2023
(net decrease of €524 million and €921 million during the years ended December 31, 2022 and 2021, respectively) from performance obligations satisfied in the prior year. This was primarily due to changes in the estimated cost of sales incentive programs occurring after the Company had transferred control of vehicles.